NOTES PAYABLE - Annual aggregate maturities of notes payable (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
NOTES PAYABLE
2024	¥ 5,899,156
2025	3,137,152
2026	688,647
2027	100,332
2028	100,674
Thereafter	1,410,863
Total notes payable	¥ 11,336,824	¥ 8,592,959